Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preferred Stock	Common Stock	Capital in Excess of Par Value	Retained Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Stockholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2018	$ 15,997	$ 35	$ 1,245	$ 24,693	$ (10,002)	$ (270)	$ (1,041)	$ 14,660	$ 1,337
Net income (loss)	714	0	0	0	850	0	0	850	(136)
Other comprehensive income (loss)	71	0	0	0	0	71	0	71	0
Cash dividends – common stock	(1,842)	0	0	0	(1,842)	0	0	(1,842)	0
Dividends and distributions to noncontrolling interests	(124)	0	0	0	0	0	0	0	(124)
Stock-based compensation and related common stock issuances, net of tax	58	0	2	56	0	0	0	58	0
Sales of limited partner units of Williams Partners L.P.	1,334	0	0	0	0	0	0	0	1,334
Changes in ownership of consolidated subsidiaries, net	141	0	0	(426)	0	0	0	(426)	567
Contributions from noncontrolling interests	36	0	0	0	0	0	0	0	36
Deconsolidation of subsidiary (Note 9)	(13)	0	0	0	0	0	0	0	(13)
Other	(8)	0	0	0	(8)	0	0	(8)	0
Net increase (decrease) in equity	367	0	2	(370)	(1,000)	71	0	(1,297)	1,664
Ending balance at Dec. 31, 2019	16,364	35	1,247	24,323	(11,002)	(199)	(1,041)	13,363	3,001
Net income (loss)	198	0	0	0	211	0	0	211	(13)
Other comprehensive income (loss)	103	0	0	0	0	103	0	103	0
Cash dividends – common stock	(1,941)	0	0	0	(1,941)	0	0	(1,941)	0
Dividends and distributions to noncontrolling interests	(185)	0	0	0	0	0	0	0	(185)
Stock-based compensation and related common stock issuances, net of tax	51	0	1	50	0	0	0	51	0
Contributions from noncontrolling interests	7	0	0	0	0	0	0	0	7
Other	(14)	0	0	(2)	(16)	0	0	(18)	4
Net increase (decrease) in equity	(1,781)	0	1	48	(1,746)	103	0	(1,594)	(187)
Ending balance at Dec. 31, 2020	14,583	35	1,248	24,371	(12,748)	(96)	(1,041)	11,769	2,814
Net income (loss)	1,562	0	0	0	1,517	0	0	1,517	45
Other comprehensive income (loss)	63	0	0	0	0	63	0	63	0
Cash dividends – common stock	(1,992)	0	0	0	(1,992)	0	0	(1,992)	0
Dividends and distributions to noncontrolling interests	(187)	0	0	0	0	0	0	0	(187)
Stock-based compensation and related common stock issuances, net of tax	80	0	2	78	0	0	0	80	0
Purchase of partial interest in consolidated subsidiary (Note 9)	(3)	0	0	0	0	0	0	0	(3)
Contributions from noncontrolling interests	9	0	0	0	0	0	0	0	9
Other	(14)	0	0	0	(14)	0	0	(14)	0
Net increase (decrease) in equity	(482)	0	2	78	(489)	63	0	(346)	(136)
Ending balance at Dec. 31, 2021	$ 14,101	$ 35	$ 1,250	$ 24,449	$ (13,237)	$ (33)	$ (1,041)	$ 11,423	$ 2,678